Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges
As of December 31, 2024 and 2023, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2024				2023

		Cost	Accumulated amortization	Carrying amount		Cost	Accumulated amortization	Carrying amount

Intangible assets of indefinite useful life:
Goodwill	$	7,441	—	7,441	$	7,674	—	7,674
Intangible assets of definite useful life:
Extraction rights		1,796	(506)	1,290		1,768	(479)	1,289
Internally developed software		1,137	(734)	403		973	(639)	334
Customer relationships		—	—	—		196	(196)	—
Mining projects		49	(8)	41		47	(7)	40
Industrial property and trademarks		29	(17)	12		32	(16)	16
Other intangible assets		390	(216)	174		357	(180)	177

	$	10,842	(1,481)	9,361	$	11,047	(1,517)	9,530

Summary of Changes in Consolidated goodwill
Changes in consolidated goodwill for the years ended December 31, 2024 and 2023, were as follows:

		2024	2023

Balance at beginning of period	$	7,674	7,538
Divestitures and reclassifications (note 4.2)		(92)	—
Business combinations (note 4.1)		5	8
Foreign currency translation effects		(146)	128

Balance at end of period	$	7,441	7,674

Summary of Changes in Intangible Asset
Changes in intangible assets of definite life in 2024 and 2023, were as follows:

		2024

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,289	334	40	16	177	1,856
Amortization for the period		(47)	(103)	(1)	(1)	(33)	(185)
Additions (disposals), net 1		55	188	3	(2)	52	296
Foreign currency translation effects		(7)	(16)	(1)	(1)	(22)	(47)

Balance at the end of period	$	1,290	403	41	12	174	1,920

		2023

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,277	286	33	17	142	1,755
Amortization for the period		(42)	(91)	(1)	(1)	(20)	(155)
Impairment (note 7)		(7)	—	—	—	—	(7)
Additions (disposals), net 1		2	148	7	2	48	207
Business combinations		26	—	—	—	—	26
Foreign currency translation effects		33	(9)	1	(2)	7	30

Balance at the end of period	$	1,289	334	40	16	177	1,856

1
Includes the capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of income over a period ranging from 3 to 5 years.

Summary of Goodwill Balances Allocated by Operating Segment
As of December 31, 2024 and 2023, goodwill balances allocated by operating segment, net of cumulative impairment adjustments, were as follows:

		2024	2023

Mexico	$	359	441
United States		6,176	6,176
EMEA
United Kingdom		259	264
France		194	207
Spain		55	59
Philippines 1		—	82
Rest of EMEA 2		50	50
SCA&C
Colombia		220	254
Caribbean TCL		83	83
Rest of SCA&C 3		45	58

	$	7,441	7,674

1	In December 2024, Cemex sold its operations and assets in the Philippines (note 4.2).

2	This caption refers to the operating segments in Israel, the Czech Republic, Egypt and Germany.

3
This caption refers to the operating segments in the Caribbean and Panama. In 2024, goodwill associated with the Company’s operations in the Dominican Republic of $13 was reclassified to “Assets held for sale” (note 4.2).

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows
As of December 31, 2024, 2023 and 2022, Cemex’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1

Groups of CGUs	2024	2023	2022	2024	2023	2022

United States	9.4%	10.1%	9.1%	2.1%	2.0%	2.0%
United Kingdom	9.7%	10.4%	9.1%	1.3%	1.5%	1.5%
France	9.8%	10.4%	9.2%	1.3%	1.5%	1.4%
Spain	9.8%	10.7%	9.4%	1.6%	1.6%	1.7%
Mexico	10.9%	11.6%	10.3%	0.5%	1.0%	1.1%
Colombia	12.1%	12.7%	10.9%	3.0%	3.3%	3.3%
Range of rates in other countries	9.6% – 12.8%	10.3% – 14.7%	9.3% – 13.9%	0.7% – 4.0%	1.1% – 4.0%	1.5% – 4.5%

1
Cemex’s long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”) as maximum benchmarks but may be adjusted downwards based on industry specific expectations.

Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the average multiple of Operating EBITDA, in those operating segments that presented relative impairment risk as of December 31, 2024, are as follows:

		Impairment effects from the sensitivity analyses to changes in assumptions as of December 31, 2024

Operating segment		Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%	Multiples Operating EBITDA 9.7x

United States	$	—	509	213	—
Colombia	$	—	49	23	—